Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
					Average	Average	Investment Based On:
	SCT Total	SCT Total	CAP	CAP	SCT Total	CAP		Peer		EBITDA
Fiscal	for CEO	for CEO	to CEO	to CEO	for Other	to Other	Argan, Inc.	Group	Net Income	as a % of
Year	Bosselmann(1)	Watson(2)	Bosselmann(1)	Watson(2)	NEOs(3)	NEOs(3)	TSR(4)	TSR(4)(5)	(in thousands)(6)	Revenues(7)
2024	$ n/a	$1,867,181	$ n/a	$1,876,980	$1,561,321	$1,729,313	$122	$232	$32,358	9.0%
2023	1,911,619	1,398,444	2,158,773	1,596,121	1,888,785	2,162,355	104	206	34,704	10.6%
2022	1,877,163	n/a	1,980,856	n/a	1,631,539	1,559,220	97	160	35,706	10.6%
2021	1,027,895	n/a	1,110,509	n/a	997,554	1,063,796	110	128	23,811	7.5%

(1)	Mr. Bosselmann served as Chairman of the Board and CEO for Fiscal 2021, Fiscal 2022 and a portion of Fiscal 2023, and is therefore included as the CEO in the table for each of these years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023 and Fiscal 2024.
(3)	Other NEOs include the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma).

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr.  Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).

Fiscal 2023 and Fiscal 2024 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).

(4)	Cumulative total shareholder return is calculated based on the value of an initial fixed investment of $100 on January 31, 2020, assuming the reinvestment of dividends.
(5)	The peer group used for the calculations of the peer group total shareholder returns is the Dow Jones US Heavy Construction TSM index.
(6)	The amounts in this column represent the amounts of net income presented in our audited consolidated financial statements for the applicable fiscal year.
(7)	As discussed further in the “Executive Compensation Discussion and Analysis” section in this Proxy Statement, we believe that EBITDA, expressed as a percentage of corresponding revenues, is a meaningful performance measure as the percentage reflects our ability to convert dollars of revenues into earnings. Such percentages for each of the four years ended January 31, 2024, are calculated as follows:

	Fiscal	Fiscal	Fiscal	Fiscal
($s in thousands)	2024	2023	2022	2021
Revenues	$573,333	$455,040	$509,370	$392,206

Net income, as reported	$32,358	$34,704	$35,706	$23,811
Income tax expense	16,575	11,296	11,356	1,074
Depreciation	2,013	2,983	3,367	3,715
Amortization of intangible assets	392	732	870	904
EBIDTA	51,338	49,715	51,299	29,504
EBITDA of non-controlling interest	-	1,606	(2,538)	(40)
EBITDA attributable to the stockholders of Argan, Inc.	$51,338	$48,109	$53,837	$29,544

EBITDA as a percent of revenues	9.0%	10.6%	10.6%	7.5%

Company Selected Measure Name	EBITDA, expressed as a percentage of corresponding revenues
Named Executive Officers, Footnote
(1)	Mr. Bosselmann served as Chairman of the Board and CEO for Fiscal 2021, Fiscal 2022 and a portion of Fiscal 2023, and is therefore included as the CEO in the table for each of these years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023 and Fiscal 2024.
(3)	Other NEOs include the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma).

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr.  Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).

Fiscal 2023 and Fiscal 2024 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).

Peer Group Issuers, Footnote
(5)	The peer group used for the calculations of the peer group total shareholder returns is the Dow Jones US Heavy Construction TSM index.

Adjustment To PEO Compensation, Footnote

	Chief Executive Officers
	Fiscal Year Ended January 31,
	2021	2022	2023	2023	2024
	(Bosselmann)(1)	(Bosselmann)(1)	(Bosselmann)(1)	(Watson)(2)	(Watson)
Summary Compensation Table ("SCT") Total	$1,027,895	$1,877,163	$1,911,619	$1,398,444	$1,867,181
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(601,061)	(1,425,250)	(949,952)	(759,962)	(886,169)
Fair value of unvested equity awards made during the year, measured as of year-end	854,824	657,043	946,327	757,062	1,014,585
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	64,617	(364,221)	95,894	76,714	225,588
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	(235,766)	1,236,121	319,202	255,317	707
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	–	(164,317)	(131,454)	(344,912)
Compensation Actually Paid	$1,110,509	$1,980,856	$2,158,773	$1,596,121	$1,876,980

(1)	Mr. Bosselmann served as Chairman of the Board and CEO for Fiscal 2021, Fiscal 2022 and a portion of 2023, and is therefore included as the CEO in the table for each year.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023 and Fiscal 2024.

Non-PEO NEO Average Total Compensation Amount	$ 1,561,321	$ 1,888,785	$ 1,631,539	$ 997,554
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,729,313	2,162,355	1,559,220	1,063,796
Adjustment to Non-PEO NEO Compensation Footnote

	Other Named Executive Officers Average
	Fiscal Year Ended January 31,

	2021(1)	2022(2)	2023(3)	2024(3)
Summary Compensation Table ("SCT") Total	$997,554	$1,631,539	$1,888,785	$1,561,321
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(198,149)	(685,267)	(614,704)	(244,975)
Fair value of unvested equity awards made during the year, measured as of year-end	290,753	382,871	800,822	351,285
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	28,431	(137,659)	57,748	99,404
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	(54,793)	367,736	114,006	11,016
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	–	(84,302)	(48,738)
Compensation Actually Paid	$1,063,796	$1,559,220	$2,162,355	$1,729,313
(1)	NEOs and their respective roles for Fiscal 2021: Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma).
(2)	NEOs and their respective roles for Fiscal 2022: Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).
(3)	NEOs and their respective roles for Fiscal 2023 and Fiscal 2024: Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).

Tabular List, Table

As described further in the “Executive Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation is assessed using a variety of quantitative and qualitative factors. The list below presents the financial performance measures that are included for the most important factors in the determination of NEO compensation.

●	EBITDA
●	EBITDA, expressed as a percent of revenues
●	Selling, general and administrative expenses, expressed as a percent of revenues
●	Return on equity
●	Project backlog

Total Shareholder Return Amount	$ 122	104	97	110
Peer Group Total Shareholder Return Amount	232	206	160	128
Net Income (Loss)	$ 32,358,000	$ 34,704,000	$ 35,706,000	$ 23,811,000
Company Selected Measure Amount	9.0	10.6	10.6	7.5
PEO Name	Mr. Watson
Revenues	$ 573,333,000	$ 455,040,000	$ 509,370,000	$ 392,206,000
Net income, as reported	32,358,000	34,704,000	35,706,000	23,811,000
Income tax expense	16,575,000	11,296,000	11,356,000	1,074,000
Depreciation	2,013,000	2,983,000	3,367,000	3,715,000
Amortization of intangible assets	392,000	732,000	870,000	904,000
EBIDTA	51,338,000	49,715,000	51,299,000	29,504,000
EBITDA of non-controlling interest		1,606,000	(2,538,000)	(40,000)
EBITDA attributable to the stockholders of Argan, Inc.	$ 51,338,000	48,109,000	53,837,000	29,544,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA, expressed as a percent of revenues
Non-GAAP Measure Description
(7)	As discussed further in the “Executive Compensation Discussion and Analysis” section in this Proxy Statement, we believe that EBITDA, expressed as a percentage of corresponding revenues, is a meaningful performance measure as the percentage reflects our ability to convert dollars of revenues into earnings. Such percentages for each of the four years ended January 31, 2024, are calculated as follows:

	Fiscal	Fiscal	Fiscal	Fiscal
($s in thousands)	2024	2023	2022	2021
Revenues	$573,333	$455,040	$509,370	$392,206

Net income, as reported	$32,358	$34,704	$35,706	$23,811
Income tax expense	16,575	11,296	11,356	1,074
Depreciation	2,013	2,983	3,367	3,715
Amortization of intangible assets	392	732	870	904
EBIDTA	51,338	49,715	51,299	29,504
EBITDA of non-controlling interest	-	1,606	(2,538)	(40)
EBITDA attributable to the stockholders of Argan, Inc.	$51,338	$48,109	$53,837	$29,544

EBITDA as a percent of revenues	9.0%	10.6%	10.6%	7.5%

Measure:: 3
Pay vs Performance Disclosure
Name	Selling, general and administrative expenses, expressed as a percent of revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Return on equity
Measure:: 5
Pay vs Performance Disclosure
Name	Project backlog
Bosselmann
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,911,619	1,877,163	1,027,895
PEO Actually Paid Compensation Amount		2,158,773	1,980,856	1,110,509
Watson
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,867,181	1,398,444
PEO Actually Paid Compensation Amount	1,876,980	1,596,121
PEO | Bosselmann | Grant fair value of stock and option awards made during the year, as disclosed in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(949,952)	(1,425,250)	(601,061)
PEO | Bosselmann | Fair value of unvested stock and option awards made during the year, measured as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		946,327	657,043	854,824
PEO | Bosselmann | Change in fair value of unvested stock and option awards granted in prior years, measured as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		95,894	(364,221)	64,617
PEO | Bosselmann | Change in fair value of vested stock and option awards granted in prior years, measured as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		319,202	1,236,121	(235,766)
PEO | Bosselmann | Change in fair value of stock and option awards granted in prior years that forfeited/failed to meet vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(164,317)
PEO | Watson | Grant fair value of stock and option awards made during the year, as disclosed in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(886,169)	(759,962)
PEO | Watson | Fair value of unvested stock and option awards made during the year, measured as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,014,585	757,062
PEO | Watson | Change in fair value of unvested stock and option awards granted in prior years, measured as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,588	76,714
PEO | Watson | Change in fair value of vested stock and option awards granted in prior years, measured as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707	255,317
PEO | Watson | Change in fair value of stock and option awards granted in prior years that forfeited/failed to meet vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,912)	(131,454)
Non-PEO NEO | Grant fair value of stock and option awards made during the year, as disclosed in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,975)	(614,704)	(685,267)	(198,149)
Non-PEO NEO | Fair value of unvested stock and option awards made during the year, measured as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,285	800,822	382,871	290,753
Non-PEO NEO | Change in fair value of unvested stock and option awards granted in prior years, measured as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,404	57,748	(137,659)	28,431
Non-PEO NEO | Change in fair value of vested stock and option awards granted in prior years, measured as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,016	114,006	$ 367,736	$ (54,793)
Non-PEO NEO | Change in fair value of stock and option awards granted in prior years that forfeited/failed to meet vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,738)	$ (84,302)